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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-02183




                         MassMutual Corporate Investors
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               (Exact name of registrant as specified in charter)



               1500 Main Street, Suite 600, Springfield, MA 01115
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               (Address of principal executive offices) (Zip code)



                 Stephen L. Kuhn, Vice President and Secretary,
               1500 Main Street, Suite 2800, Springfield, MA 01115
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                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 03/31/05

                               ___________________



================================================================================

ITEM 1.  SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES - 77.17%:(A)                   Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 70.36%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                          $  2,125,000         04/08/04     $  2,125,000     $  2,014,214
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             2,323 shs.         04/08/04             --                 23
                                                                                                   ____________     ____________
                                                                                                      2,125,000        2,014,237
                                                                                                   ____________     ____________

A W C HOLDING COMPANY
A manufacturer and distributor of aluminum and vinyl
windows and doors in the Southwest and Southeast regions
of the U.S.
  12% Senior Subordinated Note due 2012                          $  2,125,000         05/18/04        1,925,695        1,968,046
  Limited Partnership Interest of AWC Investments, LLC (B)           250 uts.         05/18/04          212,500          191,251
                                                                                                   ____________     ____________
                                                                                                      2,138,195        2,159,297
                                                                                                   ____________     ____________

ADORN, INC
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                               $  2,125,000         02/29/00        1,941,105        2,125,000
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                               364 shs.         02/29/00          307,759          305,290
                                                                                                   ____________     ____________
                                                                                                      2,248,864        2,430,290
                                                                                                   ____________     ____________

AMERICA'S BODY COMPANY, INC./LCP HOLDING CO
A designer and manufacturer of commercial work vehicles.
  12% Preferred Stock Series C (B)                                   395 shs.         12/16/03        1,750,000        3,500,001
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                80 shs.                *          513,334                1
                                                                                                   ____________     ____________
                                                                                                      2,263,334        3,500,002
                                                                                                   ____________     ____________

AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
  12% Senior Subordinated Note due 2010                          $  2,125,000         01/22/04        1,898,532        2,188,750
  Preferred Class A Unit (B)                                       2,525 uts.         01/22/04          252,500          227,250
  Common Class B Unit (B)                                          3,042 uts.         01/22/04             --            239,422
                                                                                                   ____________     ____________
                                                                                                      2,151,032        2,655,422
                                                                                                   ____________     ____________

AUGUSTA SPORTSWEAR HOLDING CO
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
  12% Senior Subordinated Note due 2012                          $  1,686,800         12/31/04        1,569,496        1,691,582
  Common Stock (B)                                                   493 shs.               **          492,975          443,682
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               137 shs.         12/31/04          119,482                1
                                                                                                   ____________     ____________
                                                                                                      2,181,953        2,135,265
                                                                                                   ____________     ____________

*11/2/98 and 12/16/03.
**12/31/04 and 03/31/05.
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                                                                               7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
BEACON MEDICAL PRODUCTS, INC
A designer, manufacturer and marketer of medical air
and gas distribution systems.
  Senior Secured Floating Rate Revolving Credit
   Facility due 2007                                             $    230,636         04/09/02     $    230,636     $    230,347
  Senior Secured Tranche A Floating Rate Note due 2008           $    815,923         04/09/02          815,923          807,854
  12% Senior Secured Note due 2010                               $    721,196         04/09/02          624,132          755,420
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P. (B)                                11.16% int.         04/09/02          152,329          141,209
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                             1,390 shs.         04/09/02          127,497          128,861
                                                                                                   ____________     ____________
                                                                                                      1,950,517        2,063,691
                                                                                                   ____________     ____________
BETA BRANDS LTD
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  5% Promissory Note due 2009 (B)                                $    195,498         03/31/04          195,498             --
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             4,895 shs.         03/31/04                1             --
                                                                                                   ____________     ____________
                                                                                                        195,499             --
                                                                                                   ____________     ____________
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica sands.
  14% Redeemable Preferred Stock (B)                                 997 shs.         09/30/99          545,858          108,991
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                     126,003 shs.         12/19/96        1,166,700             --
  Common Stock (B)                                                20,027 shs.         09/30/99          799,068             --
  Warrants, exercisable until 2005 and 2010, to
    purchase common stock at $.01 per share (B)                   11,399 shs.                *          128,502             --
                                                                                                   ____________     ____________
                                                                                                      2,640,128          108,991
                                                                                                   ____________     ____________
BRAMPTON FASTENER CO. LTD
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
  8% Senior Secured Term A Note due 2009                         $    787,500         12/31/04          787,500          642,600
  12% Senior Secured Term B Note due 2009                        $    806,250         12/31/04          806,250          823,181
  Limited Partnership Interest of Brafasco Investors LLC (B)      82,500 uts.         12/31/04           82,500           74,250
  Preferred Stock (B)                                                290 shs.         12/31/04             --            145,000
  Warrant of GC-Sun Holdings L.P., exercisable until
    2008, to purchase common stock at $.01 per share (B)             880 shs.         03/02/00          347,288             --
                                                                                                   ____________     ____________
                                                                                                      2,023,538        1,685,031
                                                                                                   ____________     ____________

C & M CONVEYOR, INC
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                         $    996,235         09/13/02          996,235        1,005,741
  11% Senior Subordinated Note due 2010                          $    838,102         09/13/02          798,457          854,930
  Common Stock (B)                                               316,265 shs.         09/13/02          316,265          253,012
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                           137,175 shs.         09/13/02           60,250            1,372
                                                                                                   ____________     ____________
                                                                                                      2,171,207        2,115,055
                                                                                                   ____________     ____________
*12/19/96 and 09/30/99.

--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  Limited Partnership Interest (B)                                   117 uts.         09/29/95     $    158,369     $    500,619
                                                                                                   ____________     ____________
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                               1,882 uts.         04/29/00            8,396              420
  Common Membership Interests (B)                                 24,318 uts.         04/29/00          108,983            5,442
                                                                                                   ____________     ____________
                                                                                                        117,379            5,862
                                                                                                   ____________     ____________
CAPITAL SPECIALTY PLASTICS, INC
A producer of desiccant strips used for packaging
pharmaceuticals products.
  Common Stock (B)                                                   109 shs.                *              503              503
                                                                                                   ____________     ____________
CHEMED CORPORATION
An operator in the residential and commercial repair-and
maintenance service industry through two wholly owned
subsidiaries, Roto-Rooter and Service America.
  Common Stock                                                    20,000 shs.         02/24/04        1,000,000        1,529,600
                                                                                                   ____________     ____________
COEUR, INC
A producer of proprietary, disposable power injection syringes.
  Senior Secured Floating Rate Revolving Credit.
    Facility due 2010                                            $     44,384         02/02/05           44,384           43,720
  8.75% Senior Secured Term Note due 2010                        $    570,652         04/30/03          570,652          584,991
  11.5% Senior Subordinated Note due 2011                        $    424,819         04/30/03          390,257          435,930
  Common Stock (B)                                               126,812 shs.         04/30/03          126,812          114,131
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            87,672 shs.         04/30/03           40,804              877
                                                                                                   ____________     ____________
                                                                                                      1,172,909        1,179,649
                                                                                                   ____________     ____________
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal stampings.
Senior Secured Floating Rate Revolving Credit.
  Facility due 2006                                              $    129,630         01/07/02          140,432          137,136
  Senior Secured Floating Rate Tranche A Note due 2007           $    993,827         06/26/01          966,821          899,488
  13% Senior Secured Tranche B Note due 2006                     $    648,148         06/26/01          648,148          630,210
  Limited Partnership Interest (B)                                 6.38% int.         06/26/01          324,074          259,259
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                           107,036 shs.         06/26/01           79,398            1,070
                                                                                                   ____________     ____________
                                                                                                      2,158,873        1,927,163
                                                                                                   ____________     ____________
*12/30/97 and 05/29/99.

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                                                                               9

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders
and accessories.
  12.5% Senior Subordinated Note due 2008                        $  1,593,750         09/22/00     $  1,437,073     $  1,513,516
  28% Preferred Stock (B)                                             71 shs.         11/02/01           70,833           76,168
  20% Preferred Stock (B)                                             66 shs.         03/09/04           66,406           58,855
  Common Stock (B)                                                 1,429 shs.         09/22/00          531,250          265,624
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               843 shs.         09/22/00          265,625                8
                                                                                                   ____________     ____________
                                                                                                      2,371,187        1,914,171
                                                                                                   ____________     ____________
CONNOR SPORT COURT INTERNATIONAL, INC
A designer and manufacturer of outdoor and indoor synthetic
sports flooring and other temporary flooring products.
  12% Senior Subordinated Note due 2012                          $  2,001,121                *        1,843,159        1,965,165
  Limited Partnership Interest (B)                               189,585 uts.               **          189,586          170,627
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               174 shs.                *          160,233                2
                                                                                                   ____________     ____________
                                                                                                      2,192,978        2,135,794
                                                                                                   ____________     ____________
CORVEST GROUP, INC
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2007                          $  3,863,636              ***        3,761,762        3,477,272
  Common Stock (B)                                                    56 shs.              ***           96,591           24,145
  Limited Partnership Interest (B)                                19.32% int.              ***          284,869           71,692
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               324 shs.              ***          297,203          139,251
                                                                                                   ____________     ____________
                                                                                                      4,440,425        3,712,360
                                                                                                   ____________     ____________
DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide variety of industries.
  Convertible Preferred Stock, convertible into
    common stock at $10 per share (B)                              3,514 shs.         10/05/01          427,153          395,243
  Convertible Preferred Stock, convertible into
    common stock at $11.84 per share (B)                             412 shs.         09/16/04           48,793           46,353
                                                                                                   ____________     ____________
                                                                                                        475,946          441,596
                                                                                                   ____________     ____________
DEXTER MAGNETICS TECHNOLOGIES, INC
A designer, fabricator, assembler and distributor of industrial magnets and subassemblies in North America and Europe.
  12% Senior Subordinated Note due 2006                          $    153,985         07/19/01          143,600          154,196
  Common Stock (B)                                                   585 shs.         07/19/01          585,145          625,379
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                               297 shs.         07/19/01          250,611          316,970
                                                                                                   ____________     ____________
                                                                                                        979,356        1,096,545
                                                                                                   ____________     ____________
DIRECTED ELECTRONICS, INC
A designer and distributor of brand name automotive security systems, audio products and installation accessories.
  Class B Common Stock (B)                                        36,633 shs.         12/22/99             --            560,480
  Limited Partnership Interest (B)                                 8.70% int.         12/22/99                1          839,839
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            48,569 shs.         12/22/99             --            743,106
                                                                                                   ____________     ____________
                                                                                                              1        2,143,425
                                                                                                   ____________     ____________
*08/12/04 and 01/18/05.
**08/12/04 and 01/14/05.
***03/05/99 and 03/24/99.

--------------------------------------------------------------------------------
10
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap Diversco
    Investments Ltd. LLC (B)                                      27.19% int.         08/27/98     $    734,090     $       --
  Preferred Stock (B)                                              3,278 shs.         12/14/01        2,784,133        2,088,103
  Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)             13,352 shs.                *          403,427             --
                                                                                                   ____________     ____________
                                                                                                      3,921,650        2,088,103
                                                                                                   ____________     ____________
DWYER GROUP, INC
A franchiser of a variety of home repair services.
  14% Senior Subordinated Note due 2011                          $  1,859,375         10/30/03        1,691,079        1,908,571
  Common Stock (B)                                                 6,906 shs.               **          690,600          621,540
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             2,034 shs.         10/30/03          186,469               20
                                                                                                   ____________     ____________
                                                                                                      2,568,148        2,530,131
                                                                                                   ____________     ____________
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
  15% Senior Subordinated Note due 2012                          $  2,157,258         06/28/04        2,084,778        2,243,549
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                22 shs.         06/28/04           77,208             --
                                                                                                   ____________     ____________
                                                                                                      2,161,986        2,243,549
                                                                                                   ____________     ____________
EAGLE PACK PET FOODS, INC
A manufacturer of premium pet food sold through
independent pet stores.
  14% Senior Subordinated Note due 2011                          $  1,062,500         09/24/04        1,024,766        1,060,180
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             4,085 shs.         09/24/04           39,464               41
                                                                                                   ____________     ____________
                                                                                                      1,064,230        1,060,221
                                                                                                   ____________     ____________
EAGLE WINDOW & DOOR HOLDING CO
A manufacturer of wood and aluminum-clad wood
windows and doors.
  12% Senior Subordinated Note due 2010                          $  1,900,000         05/06/02        1,682,819        1,957,000
  Common Stock (B)                                                   225 shs.         05/06/02          225,000          490,050
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               441 shs.         05/06/02          285,000          959,801
                                                                                                   ____________     ____________
                                                                                                      2,192,819        3,406,851
                                                                                                   ____________     ____________
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in
other entities.
  Limited Partnership Interest (B)                                 0.14% int.         01/01/01           28,971           27,300
                                                                                                   ____________     ____________
ENZYMATIC THERAPY, INC
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  13% Senior Subordinated Note due 2006 (B)                      $  1,593,750         09/17/02        1,349,781          956,250
  Limited Partnership Interest (B)                                 1.32% int.         03/30/00          531,250            5,313
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                               478 shs.         03/30/00          255,000                5
                                                                                                   ____________     ____________
                                                                                                      2,136,031          961,568
                                                                                                   ____________     ____________
*10/24/96 and 08/28/98.
**10/30/03 and 01/02/04.

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                                                                              11

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
  13.25% Senior Subordinated Note due 2011                       $  2,125,000         09/09/03     $  2,093,576     $  1,683,817
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            43,878 shs.         09/09/03           35,641              439
                                                                                                   ____________     ____________
                                                                                                      2,129,217        1,684,256
                                                                                                   ____________     ____________
EVANS CONSOLES, INC
A designer and manufacturer of consoles and control
center systems.
  10% Senior Secured Note due 2006                               $    136,608         05/06/04          136,608          136,608
  Limited Partnership Interest of CM Equity Partners (B)           2.24% int.         02/11/98          128,464             --
  Common Stock (B)                                                90,000 shs.         05/06/04                6             --
                                                                                                   ____________     ____________
                                                                                                        265,078          136,608
                                                                                                   ____________     ____________
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                     1.19% int.         07/21/94          385,258            2,723
                                                                                                   ____________     ____________
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
  12.5% Senior Subordinated Note due 2012                        $  2,043,269                *        1,851,903        2,075,160
  Common Stock (B)                                                    63 shs.                *           62,742           56,466
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               200 shs.                *          199,501                2
                                                                                                   ____________     ____________
                                                                                                      2,114,146        2,131,628
                                                                                                   ____________     ____________
HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving Note due 2006           $  1,544,856         06/12/96        1,544,856          772,428
  Senior Secured Floating Rate Note due 2006                     $    433,125               **          433,125          216,563
  12% Senior Subordinated Note due 2006                          $  1,350,000         03/31/03        1,350,000           13,500
  Common Stock (B)                                                 4,771 shs.         03/12/04          225,000             --
                                                                                                   ____________     ____________
                                                                                                      3,552,981        1,002,491
                                                                                                   ____________     ____________
INTEGRATION TECHNOLOGY SYSTEMS, INC
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  16.5% Senior Secured Note due 2006                             $  1,617,167         03/01/04        1,614,909        1,540,028
  Common Stock (B)                                                   228 shs.         06/01/00          262,200           52,440
                                                                                                   ____________     ____________
                                                                                                      1,877,109        1,592,468
                                                                                                   ____________     ____________
JASON, INC
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                          $    963,687         08/04/00          895,696          951,557
  14% Cumulative Redeemable Preferred Stock Series A (B)             289 shs.         08/04/00          289,224          284,491
  Limited Partnership Interests of Saw Mill
    Capital Fund II, L.P. (B)                                      2.50% int.         08/03/00          886,409          664,880
  Warrants, exercisable until 2008 and 2009,
    to purchase common stock at $.01 per share (B)                50,870 shs.         08/04/00          115,412           46,927
                                                                                                   ____________     ____________
                                                                                                      2,186,741        1,947,855
                                                                                                   ____________     ____________
*06/30/04 and 08/19/04.
**06/12/96 and 08/03/01.

--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO
A manufacturer of safety products such as storage cabinets
and containers.
  12% Senior Subordinated Note due 2011                             1,593,750         12/15/04     $  1,495,086     $  1,581,957
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             1,121 shs.         12/15/04          101,109               11
                                                                                                   ____________     ____________
                                                                                                      1,596,195        1,581,968
                                                                                                   ____________     ____________
KEEPSAKE QUILTING, INC
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  Senior Secured Floating Rate Revolving Note due 2005           $     36,693         06/16/00           36,693           36,678
  Senior Secured Floating Rate Tranche A Note due 2007           $    610,017         06/16/00          610,017          605,550
  12% Senior Secured Tranche B Note due 2008                     $    550,392         06/16/00          526,166          566,904
  Limited Partnership Interest of Riverside XVI
    Holding Company, L.P. (B)                                      5.29% int.          6/12/00          333,490          250,051
  Warrant, exercisable until 2008, to purchase
   common stock at $.01 per share (B)                              1,108 shs.          6/12/00           45,866           83,064
                                                                                                   ____________     ____________
                                                                                                      1,552,232        1,542,247
                                                                                                   ____________     ____________
KELE AND ASSOCIATES, INC
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                          $  1,831,548         02/27/04        1,669,021        1,827,851
  Common Stock (B)                                                    35 shs.         02/27/04          462,035          495,126
  Warrant, exercisable until 2012, to purchase
   common stock at $.01 per share (B)                                 11 shs.         02/27/04            7,793             --
                                                                                                   ____________     ____________
                                                                                                      2,138,849        2,322,977
                                                                                                   ____________     ____________
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals, lubricants and residual fuels.
  12.5% Senior Subordinated Note due 2009                        $  1,817,435         04/30/01        1,817,435        1,853,784
  Preferred Stock (B)                                                307 shs.         04/30/01          307,000          614,000
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                               269 shs.         04/30/01               14                3
                                                                                                   ____________     ____________
                                                                                                      2,124,449        2,467,787
                                                                                                   ____________     ____________
KEYSTONE NORTH AMERICA, INC
An operator of funeral homes in North America.
  Common Stock (B)                                                49,216 shs.         02/08/05          236,709          298,249
                                                                                                   ____________     ____________
LANCASTER LABORATORIES, INC
A laboratory testing operation in the United States.
  Common Stock (B)                                               860,842 shs.         09/25/00          589,813        1,530,147
                                                                                                   ____________     ____________
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2008                        $  3,845,000                *        3,492,330        3,868,142
  Common Stock (B)                                                 5,800 shs.                *          406,003          324,800
  Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                            15,572 shs.                *          602,127          872,032
                                                                                                   ____________     ____________
                                                                                                      4,500,460        5,064,974
                                                                                                   ____________     ____________
*12/23/98 and 01/28/99.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
  Senior Secured Floating Rate Revolving Note due 2009           $     23,507         02/17/05     $     23,507     $     23,297
  Senior Secured Floating Rate Tranche A Note due 2010           $    783,582         09/03/04          783,582          774,721
  12% Senior Secured Tranche B Note due 2011                     $    313,433         09/03/04          275,837          319,781
  Limited Partnership Interest (B)                                 7.84% int.         09/03/04           58,769           52,892
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               425 shs.         09/03/04           39,473                4
                                                                                                   ____________     ____________
                                                                                                      1,181,168        1,170,695
                                                                                                   ____________     ____________
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                          $    962,215         09/30/04          874,675          952,078
  8.75% Senior Subordinated Note due 2012                        $  1,281,112         09/30/04        1,281,112        1,281,112
  Common Stock (B)                                               381,672 shs.         09/30/04          381,672          343,505
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           153,572 shs.         09/30/04           90,897            1,536
                                                                                                   ____________     ____________
                                                                                                      2,628,356        2,578,231
                                                                                                   ____________     ____________
MEDASSIST, INC
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  12% Senior Subordinated Note due 2011                          $  2,125,000         05/01/03        2,090,947        2,188,750
  8% Preferred Stock (B)                                              84 shs.         10/28/04           83,658           83,217
  Common Stock (B)                                                26,185 shs.         10/02/04           35,088           35,821
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                            83,214 shs.         05/01/03           40,675          113,836
                                                                                                   ____________     ____________
                                                                                                      2,250,368        2,421,624
                                                                                                   ____________     ____________
MOSS, INC
A manufacturer and distributor of large display and
exhibit structures.
  Senior Secured Floating Rate Revolving Note due 2007           $    100,860         03/24/05          100,860          100,860
  Senior Secured Floating Rate Tranche A Note due 2007           $    850,741         09/21/00          850,741          850,741
  12% Senior Secured Tranche B Note due 2008                     $    336,200         09/21/00          317,769          336,200
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund I, L.P. (B)                                 37.37% int.                *          311,481          389,333
  Warrant, exercisable until 2008, to purchase
    common stock at $100 per share (B)                               463 shs.         09/21/00           40,344           19,235
                                                                                                   ____________     ____________
                                                                                                      1,621,195        1,696,369
                                                                                                   ____________     ____________
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in
Oklahoma and Texas.
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)  16,535 shs                   12/11/02                           493,501          853,474
                                                                                                   ____________     ____________
*09/20/00 and 05/23/02.

--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
NEFF MOTIVATION, INC
A manufacturer and distributor of customized awards and
sportswear to schools.
  12.5% Senior Subordinated Note due 2011                        $  1,062,500         01/31/03     $    909,562     $  1,099,787
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               212 shs.         01/31/03          180,625           86,937
                                                                                                   ____________     ____________
                                                                                                      1,090,187        1,186,724
                                                                                                   ____________     ____________
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
  12.25% Senior Subordinated Note due 2012                       $  1,863,462         03/29/04        1,856,139        1,938,000
  10% Preferred Stock (B)                                            255 shs.         03/29/04          255,083          263,462
  Common Stock (B)                                                 6,455 shs.         03/29/04            6,455            5,810
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             8,622 shs.         03/29/04            7,323               86
                                                                                                   ____________     ____________
                                                                                                      2,125,000        2,207,358
                                                                                                   ____________     ____________
NPC, INC
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
  Senior Secured Floating Rate Revolving Note due 2006           $    326,398         06/25/99          326,398          321,878
  Senior Secured Floating Rate Note due 2006                     $  1,881,992         06/25/99        1,881,966        1,854,833
  12% Senior Secured Tranche B Note due 2007                     $    978,814         06/25/99          920,724          978,814
  Limited Partnership Interest of Riverside XIII
    Holding Company L.P. (B)                                       3.38% int.         06/11/99          296,883          221,438
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               201 shs.         06/25/99          142,373                2
                                                                                                   ____________     ____________
                                                                                                      3,568,344        3,376,965
                                                                                                   ____________     ____________
NYLONCRAFT, INC
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                $    812,500         01/28/02          812,500          895,277
  11.5% Senior Subordinated Note due 2012                        $  1,500,000         01/28/02        1,371,644        1,660,248
  Common Stock (B)                                               312,500 shs.         01/28/02          312,500          326,250
  Warrant, exercisable until 2012, to purchase
   common stock at $.01 per share (B)                            243,223 shs.         01/28/02          162,045          251,736
                                                                                                   ____________     ____________
                                                                                                      2,658,689        3,133,511
                                                                                                   ____________     ____________
OLYMPIC SALES, INC
A boat retailer in Washington state, Oregon, California
and British Columbia.
  12% Senior Subordinated Note due 2006                          $  2,774,000         08/07/98        2,774,000        2,625,476
  12% Senior Subordinated Note due 2008                          $    307,071         02/09/00          289,961          276,850
  Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P. (B)                  1,531,250 uts.              *        1,555,768          798,930
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                            28,648 shs.               **          389,188              287
                                                                                                   ____________     ____________
                                                                                                      5,008,917        3,701,543
                                                                                                   ____________     ____________

*08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/09/00.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
PARADIGM PACKAGING, INC
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                          $  2,125,000         12/19/00     $  1,964,093     $  2,146,250
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                 2.42% int.         12/21/00          265,625          597,656
                                                                                                   ____________     ____________
                                                                                                      2,229,718        2,743,906
                                                                                                   ____________     ____________
P H I HOLDING COMPANY A
retailer of mid-priced gift items, home and garden decor,
accessories and other similar consumer products.
  12.5% Senior Subordinated Note due 2010                        $  2,125,000         10/25/02        1,870,015        2,125,000
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                               351 shs.         10/25/02          296,747          702,360
                                                                                                   ____________     ____________
                                                                                                      2,166,762        2,827,360
                                                                                                   ____________     ____________
PRECISION DYNAMICS, INC
A manufacturer of custom-designed solenoid valves
and controls.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2005                                            $    733,500         07/22/96          733,500          733,500
  Senior Secured Floating Rate Term Note due 2005                $    415,650         07/22/96          285,250          285,250
  12% Senior Secured Term Note due 2005                          $    326,000         07/22/96          322,725          326,000
  8% Preferred Stock (B)                                             438 shs.         07/22/96          232,046          232,046
  Common Stock (B)                                                   599 shs.         07/22/96           28,978           28,978
  Warrant, exercisable until 2005, to purchase
    common stock at $.01 per share (B)                               322 shs.         07/22/96           97,800                3
                                                                                                   ____________     ____________
                                                                                                      1,700,299        1,605,777
                                                                                                   ____________     ____________
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures processed
chemicals for the fertilizer, asphalt and concrete industries.
  Common Membership Interests                                          2 uts.                *                4          288,000
                                                                                                   ____________     ____________
PROTEIN GENETICS, INC
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                 1,004 shs.         08/12/94          100,350             --
  Common Stock (B)                                                 2,600 shs.               **          126,866             --
                                                                                                   ____________     ____________
                                                                                                        227,216             --
                                                                                                   ____________     ____________
PW EAGLE, INC. - O.T.C
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                           197,040 shs.         09/16/99                1          801,990
                                                                                                   ____________     ____________
*07/31/97 and 01/04/99.
**11/14/01 and 08/12/94.

--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and
chassis products.
  12% Senior Subordinated Note due 2012                          $  1,770,834         05/28/04     $  1,418,559     $  1,825,645
  Common Stock (B)                                               354,166 shs.         05/28/04          354,166          318,749
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           377,719 shs.         05/28/04          377,719            3,777
                                                                                                   ____________     ____________
                                                                                                      2,150,444        2,148,171
                                                                                                   ____________     ____________
QUALSERV CORPORATION
A provider of foodservice equipment and supplies, to
major restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012                          $  1,874,561         07/09/04        1,837,637        1,778,988
  Limited Partnership Interest (B)                                 9.26% int.         07/09/04          259,146          233,231
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               528 shs.         07/09/04           49,061                5
                                                                                                   ____________     ____________
                                                                                                      2,145,844        2,012,224
                                                                                                   ____________     ____________
RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and foodservice
channels.
  13% Senior Subordinated Note due 2011                          $  1,841,667         09/29/04        1,690,430        1,815,836
  Limited Partnership Interest (B)                                40,610 uts.         09/29/04          283,333          255,000
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            23,715 shs.         09/29/04          157,903              236
                                                                                                   ____________     ____________
                                                                                                      2,131,666        2,071,072
                                                                                                   ____________     ____________
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
  12.5% Senior Subordinated Notes due 2011                       $  1,062,500         11/14/03          951,919        1,038,086
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               140 shs.         11/14/03          122,946                1
                                                                                                   ____________     ____________
                                                                                                      1,074,865        1,038,087
                                                                                                   ____________     ____________
SAFETY SPEED CUT MANUFACTURING COMPANY, INC
A manufacturer of vertical panel saws and routers for the
wood working industry.
  Senior Secured Floating Rate Tranche A Note due 2007           $  1,271,984         06/02/99        1,154,207        1,154,207
  12% Senior Secured Tranche B Note Due 2007                     $  1,130,652         06/02/99        1,130,652        1,130,652
  Class B Common Stock (B)                                         1,480 shs.         06/02/99          256,212          508,125
                                                                                                   ____________     ____________
                                                                                                      2,541,071        2,792,984
                                                                                                   ____________     ____________
SAVAGE SPORTS HOLDING, INC
A manufacturer of sporting firearms.
  12% Senior Subordinated Note due 2012                          $  1,538,793         09/10/04        1,429,186        1,556,819
  Common Stock (B)                                                   586 shs.         09/10/04          586,207          527,589
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               134 shs.         09/10/04          113,578                1
                                                                                                   ____________     ____________
                                                                                                      2,128,971        2,084,409
                                                                                                   ____________     ____________

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles
used in consumer products.
  12% Senior Subordinated Note due 2009                          $  2,125,000         06/13/02     $  1,995,032     $  2,163,250
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             2,011 shs.         06/13/02          182,023          593,157
                                                                                                   ____________     ____________
                                                                                                      2,177,055        2,756,407
                                                                                                   ____________     ____________
SHELTER ACQUISITION, INC
A distributor of roofing supplies and products throughout
the Midwest.
  12.5% Senior Subordinated Note due 2008                        $  1,517,857         08/01/02        1,373,689        1,548,214
  Common Stock (B)                                               901,775 shs.                *          901,775          811,598
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                           263,444 shs.         08/01/02          216,446            2,634
                                                                                                   ____________     ____________
                                                                                                      2,491,910        2,362,446
                                                                                                   ____________     ____________
SNYDER INDUSTRIES, INC
A manufacturer of proprietary rotationally molded
polyethylene containers.
  12.25% Senior Subordinated Note due 2008                       $  3,125,000         12/06/99        2,877,199        3,125,000
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               513 shs.         12/06/99          426,136          160,441
                                                                                                   ____________     ____________
                                                                                                      3,303,335        3,285,441
                                                                                                   ____________     ____________
SPECIALTY FOODS GROUP, INC
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC (B)             1.43% int.         08/29/00          525,155          127,746
                                                                                                   ____________     ____________
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                           106,539 shs.         01/14/00          658,751             --
                                                                                                   ____________     ____________
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  12% Senior Subordinated Note due 2007                          $  1,841,667         08/21/03        1,782,467        1,878,500
  Limited Partnership Interest (B)                                 1.99% int.         08/20/03          283,333        1,257,999
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            86,780 shs.         08/21/03           85,000          385,303
                                                                                                   ____________     ____________
                                                                                                      2,150,800        3,521,802
                                                                                                   ____________     ____________
*08/01/02, 01/17/03 and 12/31/04.

--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
TERRA RENEWAL SERVICES, INC
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
  Senior Secured Floating Rate Term A Note due 2010              $    314,453         03/01/05     $    314,453     $    313,657
  Senior Secured Floating Rate Term B Note due 2012              $    369,141         03/01/05          369,141          367,929
  12% Senior Subordinated Note due 2013                          $  1,025,391         03/01/05          969,230        1,011,022
  Limited Partnership Interest of Saw Mill
    Capital Fund V, L.P. (B)                                         412 uts.         03/01/05          412,207          370,989
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                65 shs.         03/01/05           56,171                1
                                                                                                   ____________     ____________
                                                                                                      2,121,202        2,063,598
                                                                                                   ____________     ____________
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel,
washroom and restroom supplies and sanitary care products.
  13% Senior Subordinated Note due 2009                          $  2,712,000         02/05/98        2,500,496        2,712,000
  Common Stock (B)                                                   630 shs.         02/04/98          630,000          534,477
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                               444 shs.         02/05/98          368,832          376,675
                                                                                                   ____________     ____________
                                                                                                      3,499,328        3,623,152
                                                                                                   ____________     ____________
TIDEWATER HOLDINGS, INC
An operator of a barge transportation line on the
Columbia/Snake River system.
  17% Preferred Stock (B)                                            560 shs.         12/23/02          560,000          756,000
  Convertible Preferred Stock, convertible into
    common stock at $1,000 per share (B)                           1,120 shs.         07/25/96        1,120,000        1,512,000
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               474 shs.         07/25/96           48,216          639,576
                                                                                                   ____________     ____________
                                                                                                      1,728,216        2,907,576
                                                                                                   ____________     ____________
TOMAH HOLDINGS, INC
A manufacturer of specialty chemicals.
  16% Senior Subordinated Note due 2011                          $  1,461,764         12/08/03        1,413,621        1,520,235
  16% Preferred Stock Series A (B)                                    37 shs.         12/08/03          631,630          656,991
  Common Stock (B)                                                 5,269 shs.         12/08/03          131,471          118,323
                                                                                                   ____________     ____________
                                                                                                      2,176,722        2,295,549
                                                                                                   ____________     ____________
TRONAIR, INC
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                        $  1,184,565         01/20/00        1,184,565        1,211,159
  12% Senior Subordinated Note due 2010                          $  1,326,500         01/20/00        1,266,417        1,375,072
  Common Stock (B)                                               227,400 shs.         01/20/00          227,400          181,920
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                             260,563 shs.         01/20/00           98,540            2,606
                                                                                                   ____________     ____________
                                                                                                      2,776,922        2,770,757
                                                                                                   ____________     ____________

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
TRUSTILE DOORS, INC
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                        $  1,062,500         04/11/03     $    985,043     $  1,076,233
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                             5,781 shs.         04/11/03           95,625               58
                                                                                                   ____________     ____________
                                                                                                      1,080,668        1,076,291
                                                                                                   ____________     ____________
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, seller and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
  12% Senior Subordinated Note due 2014                          $  1,234,551         05/28/04        1,110,482        1,189,720
  8.75% Senior Secured Note due 2011                             $    716,292         05/28/04          716,292          697,776
  Common Stock (B)                                               674,157 shs.         05/28/04          674,157          505,618
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           203,912 shs.         05/28/04          130,789            2,039
                                                                                                   ____________     ____________
                                                                                                      2,631,720        2,395,153
                                                                                                   ____________     ____________
TVI, INC
A retailer of used clothing in the United States, Canada
and Australia.
  Common Stock (B)                                               354,167 shs.         05/02/00          354,167          414,375
                                                                                                   ____________     ____________
U S M HOLDINGS CORPORATION
A provider of facility maintenance services to retail and
corporate clients with multiple locations.
  12% Senior Subordinated Note due 2011                          $  1,789,474         08/06/03        1,527,203        1,828,937
  Preferred Stock (B)                                              3,345 shs.         08/06/03          334,494          334,495
  Common Stock (B)                                                 1,032 shs.         08/06/03            1,032            1,032
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               949 shs.         08/06/03          298,198              949
                                                                                                   ____________     ____________
                                                                                                      2,160,927        2,165,413
                                                                                                   ____________     ____________
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter
icemaking, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                        $  1,882,100         04/30/04        1,683,228        1,909,482
  10% Junior Subordinated Note due 2012                          $     63,735         04/30/04           63,750           63,835
  Common Stock (B)                                                   182 shs.         04/30/04          182,200          163,980
  Warrant, exercisable until 2012, to purchase
    common stock at $1 per share (B)                                 230 shs.         04/30/04          211,736                2
                                                                                                   ____________     ____________
                                                                                                      2,140,914        2,137,299
                                                                                                   ____________     ____________
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in
other entities.
  Series A Preferred Units (B)                                     0.13% int.         12/02/96                1                2
                                                                                                   ____________     ____________

--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
VITALITY FOODSERVICE, INC
A non-carbonated beverage dispensing company focused
on the foodservice industry.
  13% Senior Subordinated Note due 2011                          $  1,887,288         09/24/04     $  1,708,635     $  1,929,403
  Common Stock (B)                                                23,771 shs.         09/24/04          237,710          213,939
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            23,787 shs.         09/24/04          186,883              238
                                                                                                   ____________     ____________
                                                                                                      2,133,228        2,143,580
                                                                                                   ____________     ____________
VITEX PACKAGING GROUP, INC
A manufacturer of specialty packaging, primarily envelopes
and tags used on tea bags and medical and food products.
  12.5% Senior Subordinated Note due 2012                        $  1,700,000         07/19/04        1,483,065        1,703,382
  Limited Partnership Interest Class A (B)                       414,375 uts.         07/19/04          414,375          372,938
  Limited Partnership Interest Class B (B)                       182,935 uts.         07/19/04          182,935          164,642
                                                                                                   ____________     ____________
                                                                                                      2,080,375        2,240,962
                                                                                                   ____________     ____________
WALLS INDUSTRIES, INC
A provider of branded workwear and sporting goods apparel.
  10% Senior Subordinated Lien Note due 2009                     $  1,006,579         07/12/04        1,006,579          992,710
  14% Senior Subordinated Note due 2012                          $  1,048,440         07/12/04        1,041,026        1,028,730
  Limited Partnership Interest (B)                                 0.40% int.         07/12/04           37,281           33,553
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                             4,029 shs.         07/12/04            2,833               40
                                                                                                   ____________     ____________
                                                                                                      2,087,719        2,055,033
                                                                                                   ____________     ____________
WASHINGTON INVENTORY SERVICES, INC
A provider of physical inventory taking and other
related services to retailers.
  12.5% Senior Subordinated Note due 2011                        $  1,075,768         11/03/00        1,051,186        1,086,526
  Senior Preferred Stock (B)                                       4,692 shs.         11/01/00          224,031          219,228
  Class B Common Stock (B)                                         8,959 shs.         11/01/00            8,959           82,486
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             3,979 shs.         11/03/00             --             36,599
                                                                                                   ____________     ____________
                                                                                                      1,284,176        1,424,839
                                                                                                   ____________     ____________
WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
  Limited Partnership Interest (B)                                 1.55% int.         02/03/03          101,190          141,666
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               256 shs.         02/04/03          209,829          358,764
                                                                                                   ____________     ____________
                                                                                                        311,019          500,430
                                                                                                   ____________     ____________

TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                $157,477,161     $158,086,994
                                                                                                   ____________     ____________

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)     Rate       Date        Amount        Cost        Fair Value
                                                    ----       ----        ------        ----       ------------
RULE 144A SECURITIES - 6.81%:

BONDS - 6.45%
  A E P Corporation                                7.875%    03/15/13   $    175,000  $    175,000  $    175,743
  A E S Corporation                                9.000     05/15/15        200,000       200,000       220,000
  Activant Solutions, Inc.                         9.010     04/01/10        825,000       825,000       841,500
  Affinia Group, Inc.                              9.000     11/30/14        460,000       460,000       425,500
  BCP Caylux Holding Lux SCA                       9.625     06/15/14        485,000       485,000       552,900
  Blockbuster, Inc.                                9.000     09/01/12        475,000       477,148       460,750
  Bombardier, Inc.                                 6.300     05/01/14      1,000,000       890,000       840,000
  C C O Holdings LLC                               6.615     12/15/10        500,000       500,000       495,000
  Cablevision Systems Corporation                  6.669     04/01/09      1,000,000     1,000,000     1,060,000
  Calpine Corporation                              8.750     07/15/13        500,000       465,000       377,500
  Charter Communications Op LLC                    8.000     04/30/12        250,000       249,375       248,750
  Douglas Dynamics LLC                             7.750     01/15/12        630,000       634,113       617,400
  GulfMark Offshore, Inc.                          7.750     07/15/14        565,000       562,599       581,950
  IAAI Finance Corporation                        11.000     04/01/13        800,000       799,437       794,937
  Intelsat Bermuda, Ltd.                           8.250     01/15/13        500,000       500,000       505,000
  Intelsat Bermuda, Ltd.                           7.805     01/15/12        450,000       450,000       456,750
  Interactive Health LLC                           7.250     04/01/11        900,000       741,672       819,000
  Jostens I H Corporation                          7.625     10/01/12        750,000       750,000       742,500
  Magnachip Semiconductor                          8.000     12/15/14        100,000       100,000       102,250
  Markwest Energy                                  6.875     11/01/14        475,000       475,000       475,000
  Metaldyne Corporation                           10.000     11/01/13        510,000       513,956       464,100
  N R G Energy, Inc.                               8.000     12/15/13        548,000       548,000       579,510
  PQ Corporation                                   7.500     02/15/13        350,000       350,000       344,750
  Siebe PLC                                        6.500     01/15/10        650,000       572,000       594,750
  Tekni-Plex, Inc.                                 8.750     11/15/13        650,000       656,459       615,875
  Texas Genco LLC                                  6.875     12/15/14        705,000       705,000       706,763
  Universal City Florida                           8.375     05/01/10        200,000       200,000       204,000
  Universal City Florida                           7.493     05/01/10        200,000       200,000       207,000
                                                                        ____________  ____________  ____________
    TOTAL BONDS                                                         $ 14,853,000    14,484,759    14,509,178
                                                                        ____________  ____________  ____________
COMMON STOCK - 0.00%
  Jordan Telecom Products (B)                                                     70  $     14,000          --
                                                                                      ____________  ____________
    TOTAL COMMON STOCK                                                                      14,000          --
                                                                                      ____________  ____________
CONVERTIBLE BONDS - 0.36%
  Cymer, Inc.                                      3.500%    02/15/09        850,000       850,000       801,125
                                                                        ____________  ____________  ____________
    TOTAL CONVERTIBLE BONDS                                             $    850,000       850,000       801,125
                                                                        ____________  ____________  ____________
WARRANTS - 0.00%
  Winsloew Furniture, Inc. (B)                                                   900  $          9  $         14
                                                                                      ____________  ____________
    TOTAL WARRANTS                                                                               9            14
                                                                                      ____________  ____________
TOTAL RULE 144A SECURITIES                                                              15,348,768    15,310,317
                                                                                      ____________  ____________
    TOTAL CORPORATE RESTRICTED SECURITIES                                             $172,825,929  $173,397,311
                                                                                      ____________  ____________

--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES - 28.72%:(A)            Rate       Date        Amount        Cost       Market Value
                                                    ----       ----        ------        ----       ------------
BONDS - 25.47%
  Abitibi-Consolidated, Inc.                       7.750%    06/15/11   $  1,000,000  $  1,035,538  $    980,000
  Activant Solutions, Inc.                        10.500     06/15/11        585,000       585,042       623,025
  Aearo Co.                                        8.250     04/15/12        450,000       450,000       474,750
  Alamosa Delaware, Inc.                          11.000     07/31/10        325,000       330,128       369,688
  Alamosa Delaware, Inc.                           8.500     01/31/12        400,000       400,000       414,500
  Alh Fin LLC/ALH Fin Corporation                  8.500     01/15/13        475,000       472,625       463,125
  Allied Waste NA                                  7.875     04/15/13      1,000,000     1,026,704       997,500
  American Media Operation, Inc.                   8.875     01/15/11        900,000       901,625       927,000
  Appleton Papers Inc                              8.125     06/15/11        300,000       300,000       309,750
  Argo Tech Corporation                            9.250     06/01/11        850,000       850,000       913,750
  Bally Total Fitness Holding Corporation          9.875     10/15/07        135,000       128,925       114,075
  C S C Holdings, Inc.                             7.625     04/01/11        500,000       502,107       520,000
  Cadmus Communications Corporation                8.375     06/15/14        750,000       750,000       783,750
  Cenveo Corporation                               7.875     12/01/13      1,100,000     1,100,000       981,750
  Charter Comm Holdings LLC                       10.000     04/01/09      1,000,000       815,000       810,000
  Chemed Corporation                               8.750     02/24/11      1,125,000     1,125,000     1,223,438
  Chesapeake Energy Corporation                    7.000     08/15/14        325,000       325,000       334,750
  Cincinnati Bell, Inc.                            8.375     01/15/14      1,100,000     1,007,500     1,083,500
  Collins & Aikman Products Co.                   10.750     12/31/11      1,000,000     1,026,879       822,500
  Del Monte Corporation                            8.625     12/15/12        225,000       225,000       243,563
  Dollar Financial Group                           9.750     11/15/11        600,000       600,000       639,000
  Dominos, Inc.                                    8.250     07/01/11        292,000       289,892       305,140
  Dynegy Holdings, Inc.                            6.875     04/01/11        500,000       422,500       443,750
  El Paso Corporation                              7.875     06/15/12        300,000       303,622       298,500
  Esterline Technologies                           7.750     06/15/13        200,000       200,000       208,000
  Flextronics Intl Ltd.                            6.500     05/15/13        400,000       400,000       397,000
  G F S I, Inc.                                    9.625     03/01/07        750,000       676,926       720,000
  Gencorp, Inc.                                    9.500     08/15/13        259,000       259,000       288,785
  General Motors Acceptance Corporation            7.750     01/19/10      1,000,000     1,064,301       960,496
  General Nutrition Center                         8.500     12/01/10        800,000       800,000       680,000
  Goodyear Tire & Rubber Co.                       7.857     08/15/11        650,000       607,750       627,250
  Great Lakes Dredge & Dock Corporation            7.750     12/15/13        750,000       679,250       622,500
  Houghton Mifflin Co.                             9.875     02/01/13      1,000,000     1,054,319     1,030,000
  Huntsman LLC                                    11.625     10/15/10        324,000       320,161       379,080
  Interpool, Inc.                                  7.350     08/01/07        750,000       764,716       772,500
  Koppers Inc.                                     9.875     10/15/13        700,000       700,000       780,500
  Land O'Lakes, Inc.                               9.000     12/15/10        750,000       750,000       810,000
  Leucadia National Corporation                    7.000     08/15/13        650,000       663,223       648,375
  Liberty Media Corporation                        5.700     05/15/13      1,000,000       951,610       942,530
  Lodgenet Entertainment Corporation               9.500     06/15/13        425,000       425,000       463,250
  Lyondell Chemical Co.                            9.500     12/15/08        900,000       919,069       963,000
  M C I, Inc.                                      8.735     05/01/14        500,000       452,500       550,000
  M G M Mirage, Inc.                               6.000     10/01/09        375,000       380,134       369,844
  M S X International, Inc.                       11.000     10/15/07        350,000       347,004       350,000
  Majestic Star Casino LLC                         9.500     10/15/10        500,000       500,000       523,125
  Manitowoc Company, Inc.                          7.125     11/01/13        200,000       200,000       206,000
  Mediacom LLC                                     9.500     01/15/13      1,000,000     1,003,669       997,500

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES (A) (CONTINUED)         Rate       Date        Amount        Cost       Market Value
                                                    ----       ----        ------        ----       ------------
  Merrill Corporation                             12.000%    05/01/09   $  1,500,000  $  1,586,039  $  1,593,750
  Metaldyne Corporation                           11.000     06/15/12        750,000       601,250       607,500
  Moog, Inc.                                       6.250     01/15/15        120,000       120,000       117,600
  Mrs Fields Brands/Finance                       11.500     03/15/11        750,000       713,710       750,000
  Nalco Co.                                        7.750     11/15/11        500,000       500,000       520,000
  National Wine & Spirit Inc.                     10.125     01/15/09        500,000       485,250       500,000
  Neff Corporation                                10.250     06/01/08        170,000       168,063       149,600
  North American Energy Partners                   8.750     12/01/11        400,000       400,000       360,000
  Numatics, Inc.                                   9.625     04/01/08        550,000       539,353       500,500
  O E D Corp/Diamond Jo Company Guarantee          8.750     04/15/12      1,000,000       985,960       942,500
  O M Group, Inc.                                  9.250     12/15/11        750,000       776,445       772,500
  Offshore Logistics, Inc.                         6.125     06/15/13        450,000       450,000       427,500
  Pacific Energy Partners                          7.125     06/15/14        500,000       504,341       517,500
  Pinnacle Foods Group                             8.250     12/01/13        450,000       450,000       384,750
  Pliant Corporation                              13.000     06/01/10      1,000,000       936,875       845,000
  Pliant Corporation                               0.000     06/15/09        875,000       770,993       787,500
  Primedia, Inc.                                   8.000     05/15/13      1,000,000     1,027,158     1,020,000
  Quintiles Transnational Corporation             10.000     10/01/13        500,000       500,000       562,500
  Rayovac Corporation                              8.500     10/01/13        200,000       200,000       206,000
  Rent-A-Center, Inc.                              7.500     05/01/10        400,000       400,000       398,000
  Rent-Way, Inc.                                  11.875     06/15/10        800,000       844,813       886,000
  Rhodia SA                                       10.250     06/01/10        800,000       828,263       872,000
  Rhodia SA                                        8.875     06/01/11        500,000       499,668       486,250
  Rogers Wireless, Inc.                            7.250     12/15/12        165,000       165,000       168,300
  Rogers Wireless, Inc.                            8.000     12/15/12        165,000       165,000       169,538
  Rogers Wireless, Inc.                            7.500     03/15/15        120,000       120,000       123,900
  Sea Containers Ltd                              10.500     05/15/12        785,000       765,961       848,778
  Service Corporation International                6.000     12/15/05         41,000        41,138        41,000
  Sheridan Acquisition Corp.                      10.250     08/15/11        375,000       370,001       398,438
  Ship Finance Intl Ltd                            8.500     12/15/13        750,000       750,000       742,500
  Sports Club Co.                                 11.375     03/15/06        150,000       145,500       147,750
  Stanadyne Corporation                           10.000     08/15/14      1,500,000     1,500,000     1,545,000
  Tekni-Plex, Inc.                                12.750     06/15/10      1,000,000       960,125       835,000
  Telex Communications, Inc.                      11.500     10/15/08        500,000       500,000       547,500
  Telex Communications, Inc.                       0.000     01/15/09        471,915       206,820       283,149
  Tenet Healthcare Corporation                     6.375     12/01/11        500,000       482,500       461,250
  Tenet Healthcare Corporation                     9.875     07/01/14        500,000       488,370       520,000
  Thermadyne Holdings Corporation                  9.250     02/01/14      1,000,000       986,250       960,000
  Triton P C S, Inc.                               8.500     06/01/13        550,000       550,000       506,000
  United Rentals, Inc.                             7.750     11/15/13        625,000       625,000       606,250
  United Rentals, Inc.                             7.000     02/15/14        500,000       500,000       457,500
  Utilicorp United, Inc.                           9.950     02/01/11      1,000,000     1,103,761     1,120,000
  Vicorp Restaurants Inc                          10.500     04/15/11        600,000       592,746       612,000
  Vought Aircraft Industries                       8.000     07/15/11      1,000,000     1,000,883       985,000
  Warner Music Group                               7.375     04/15/14        275,000       275,000       283,250
  Williams Scotsman, Inc.                          9.875     06/01/07        500,000       492,500       497,500
  Wornick Co.                                     10.875     07/15/11        750,000       750,000       783,750
                                                                        ____________  ____________  ____________
    TOTAL BONDS                                                         $ 57,757,915    56,916,455    57,216,842
                                                                        ____________  ____________  ____________

--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2005
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES (A) (CONTINUED)         Rate       Date        Amount        Cost       Market Value
                                                    ----       ----        ------        ----       ------------
COMMON STOCK - 2.81%
  Dolby Laboratories, Inc. (B)                                                   100  $      1,800  $      2,350
  H C I Direct, Inc. (B)                                                       1,000         --             --
  PepsiAmericas, Inc.                                                         92,145     2,006,365     2,088,006
  Rent-Way, Inc. (B)                                                          92,866       916,263       761,501
  Shamir Optical Industry Ltd (B)                                              3,300        46,200        50,985
  Supreme Industries, Inc.                                                   115,723       267,326       725,580
  Telex Communications, Inc. (B)                                              18,196             8        18,196
  Transmontaigne, Inc. (B)                                                   333,326     1,109,177     2,666,608
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                   4,347,139     6,313,226
                                                                                      ------------  ------------
CONVERTIBLE BONDS - 0.44%
  Leucadia National Corporation                    3.750%    04/15/14   $  1,000,000  $  1,000,000  $    987,500
                                                                        ------------  ------------  ------------
    TOTAL CONVERTIBLE BONDS                                             $  1,000,000     1,000,000       987,500
                                                                        ============  ------------  ------------
    TOTAL CORPORATE PUBLIC SECURITIES                                                 $ 62,263,594  $ 64,517,568
                                                                                      ------------  ------------

                                                  Interest     Due       Principal
SHORT-TERM SECURITIES:                           Rate/Yield    Date        Amount        Cost       Market Value
                                                 ----------    ----        ------        ----       ------------
COMMERCIAL PAPER - 4.25%
  Alcoa, Inc.                                      2.840%    04/07/05   $  3,577,000  $  3,575,307  $  3,575,307
  Baxter International, Inc.                       2.810     04/01/05      3,000,000     3,000,000     3,000,000
  Baxter International, Inc.                       2.820     04/05/05        791,000       790,752       790,752
  Countrywide Home Loans, Inc.                     2.850     04/04/05      2,175,000     2,174,483     2,174,483
                                                                        ------------  ------------  ------------
    TOTAL SHORT-TERM SECURITIES                                         $  9,543,000  $  9,540,542  $  9,540,542
                                                                        ============  ------------  ------------
TOTAL INVESTMENTS                                 110.13%                             $244,630,065  $247,455,421
                                                                                      ============  ------------
    Other Assets                                    3.89                                               8,729,019
    Liabilities                                   (14.02)                                            (31,498,392)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $224,686,048
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.


--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS

March 31, 2005
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value           INDUSTRY CLASSIFICATION:(CONT.)                 Market Value
                                               --------------                                                         --------------
AEROSPACE - 1.31%                                                      BUILDINGS & REAL ESTATE - 5.09%
Argo Tech Corporation                          $      913,750          A W C Holding Company                          $    2,159,297
Bombardier, Inc.                                      840,000          Adorn, Inc.                                         2,430,290
Esterline Technologies                                208,000          Eagle Window & Door Holding Co.                     3,406,851
Vought Aircraft Industries                            985,000          Shelter Acquisition, Inc.                           2,362,446
                                               --------------          TruStile Doors, Inc.                                1,076,291
                                                    2,946,750                                                         --------------
                                               --------------                                                             11,435,175
AUTOMOBILE - 8.28%                                                                                                    --------------
America's Body Company, Inc./LCP Holding Co.        3,500,002          CARGO TRANSPORT - 2.72%
Collins & Aikman Products Co.                         822,500          Kenan-Advantage Transport Company                   2,467,787
Gencorp, Inc.                                         288,785          Ship Finance International Ltd.                       742,500
Goodyear Tire & Rubber Co.                            627,250          Tidewater Holdings, Inc.                            2,907,576
Jason, Inc.                                         1,947,855                                                         --------------
LIH Investors, L.P.                                 5,064,974                                                              6,117,863
Metaldyne Corporation                               1,071,600                                                         --------------
Nyloncraft, Inc.                                    3,133,511          CHEMICAL, PLASTICS & RUBBER - 3.19%
Qualis Automotive LLC                               2,148,171          Capital Specialty Plastics, Inc.                          503
Tenneco Automotive, Inc.                                 --            Huntsman LLC                                          379,080
                                               --------------          Koppers Inc.                                          780,500
                                                   18,604,648          Lyondell Chemical Co.                                 963,000
                                               --------------          O M Group, Inc.                                       772,500
BEVERAGE, DRUG & FOOD - 6.16%                                          PQ Corporation                                        344,750
Beta Brands Ltd                                          --            Process Chemicals LLC                                 288,000
Cains Foods, L.P.                                     500,619          Rhodia SA                                           1,358,250
Del Monte Corporation                                 243,563          Tomah Holdings, Inc.                                2,295,549
Dominos, Inc.                                         305,140                                                         --------------
Eagle Pack Pet Foods, Inc.                          1,060,221                                                              7,182,132
Land O' Lakes, Inc.                                   810,000                                                         --------------
National Wine & Spirit Inc.                           500,000          CONSUMER PRODUCTS - 8.27%
Nonni's Food Company, Inc.                          2,207,358          Alh Fin LLC / ALH Fin Corporation                     463,125
PepsiAmericas, Inc.                                 2,088,006          Appleton Papers, Inc.                                 309,750
Pinnacle Foods Holdings                               384,750          Augusta Sportswear Holding Co.                      2,135,265
River Ranch Fresh Foods LLC                         2,071,072          Colibri Holdings Corporation                        1,914,171
Specialty Foods Group, Inc.                           127,746          Euro-Pro Corporation                                1,684,256
Vicorp Restaurants, Inc.                              612,000          G F S I, Inc.                                         720,000
Vitality Foodservice, Inc.                          2,143,580          H C I Direct, Inc.                                       --
Wornick Co.                                           783,750          Maverick Acquisition Company                        1,170,695
                                               --------------          Neff Motivation, Inc.                               1,186,724
                                                   13,837,805          Rayovac Corporation                                   206,000
                                               --------------          Royal Baths Manufacturing Company                   1,038,087
BROADCASTING &                                                         Savage Sports Holding, Inc.                         2,084,409
 ENTERTAINMENT - 2.90%                                                 The Tranzonic Companies                             3,623,152
C C O Holdings LLC                                    495,000          Walls Industries, Inc.                              2,055,033
C S C Holdings, Inc.                                  520,000          Winsloew Furniture, Inc.                                   14
Cablevision Systems Corporation                     1,060,000                                                         --------------
Cenveo Corporation                                    981,750                                                             18,590,681
Charter Communications Holdings LLC                   810,000                                                         --------------
Charter Communications Op LLC                         248,750          CONTAINERS, PACKAGING & GLASS - 6.73%
Liberty Media Corporation                             942,530          A E P Industries, Inc.                                175,743
Lodgenet Entertainment Corporation                    463,250          Paradigm Packaging, Inc.                            2,743,906
Mediacom LLC                                          997,500          Pliant Corporation                                  1,632,500
                                               --------------          Sea Containers Ltd.                                   848,778
                                                    6,518,780          Selig Acquisition Corporation                       2,756,407
                                               --------------          Snyder Industries, Inc.                             3,285,441
                                                                       Tekni-Plex, Inc.                                    1,450,875
                                                                       Vitex Packaging, Inc.                               2,240,962
                                                                                                                      --------------
                                                                                                                          15,134,612
                                                                                                                      --------------

--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS

March 31, 2005
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (CONT.)                Market Value           INDUSTRY CLASSIFICATION:(CONT.)                 Market Value
                                               --------------                                                         --------------
DISTRIBUTION - 4.52%                                                   FARMING & AGRICULTURE - 0.00%
Affinia Group, Inc.                            $      425,500          Protein Genetics, Inc.                         $         --
Brampton Fastener Co. Ltd                           1,685,031                                                         --------------
Corvest Group, Inc.                                 3,712,360          FINANCIAL SERVICES - 2.60%
G C-Sun Holdings L.P.                                    --            BCP Caylux Holding Lux SCA                            552,900
Kele and Associates, Inc.                           2,322,977          Dollar Financial Group                                639,000
QualServ Corporation                                2,012,224          East River Ventures I, L.P.                            27,300
Strategic Equipment & Supply Corporation, Inc.           --            General Motors Acceptance Corporation                 960,496
                                               --------------          Highgate Capital LLC                                    2,723
                                                   10,158,092          Interpool, Inc.                                       772,500
                                               --------------          Leucadia National Corporation                       1,635,875
DIVERSIFIED/CONGLOMERATE,                                              Mrs. Fields Brands / Finance                          750,000
 MANUFACTURING - 3.31%                                                 Victory Ventures LLC                                        2
Activant Solutions Inc                              1,464,525          Williams Scotsman, Inc.                               497,500
Coining of America LLC                              1,927,163                                                         --------------
Dexter Magnetics Technologies, Inc.                 1,096,545                                                              5,838,296
Douglas Dynamics LLC                                  617,400                                                         --------------
Evans Consoles, Inc.                                  136,608          HEALTHCARE, EDUCATION
Great Lakes Dredge & Dock Corp                        622,500           & CHILDCARE - 4.23%
Justrite Manufacturing Acquisition Co.              1,581,968          A T I Acquisition Company                           2,014,237
                                               --------------          American Hospice Management Holding LLC             2,655,422
                                                    7,446,709          Interactive Health LLC                                819,000
                                               --------------          MedAssist, Inc.                                     2,421,624
DIVERSIFIED/CONGLOMERATE,                                              Quintiles Transnational Corporation                   562,500
 SERVICE - 7.69%                                                       Shamir Optical Industry Ltd.                           50,985
Abitibi-Consolidated, Inc.                            980,000          Tenet Healthcare Corporation                          981,250
Allied Waste NA                                       997,500                                                         --------------
CapeSuccess LLC                                         5,862                                                              9,505,018
Chemed Corporation                                  2,753,038                                                         --------------
Diversco, Inc./DHI Holdings, Inc.                   2,088,103          HOME & OFFICE FURNISHINGS,
Dwyer Group, Inc.                                   2,530,131           HOUSEWARES, AND DURABLE
Keystone North America, Inc.                          298,249           CONSUMER PRODUCTS - 3.30%
Lancaster Laboratories, Inc.                        1,530,147          Connor Sport Court International, Inc.              2,135,794
Moss, Inc.                                          1,696,369          Home Decor Holding Company                          2,131,628
M S X International, Inc.                             350,000          Hussey Seating Corporation                          1,002,491
Service Corporation International                      41,000          U-Line Corporation                                  2,137,299
U S M Holdings Corporation                          2,165,413                                                         --------------
Universal City Florida                                411,000                                                              7,407,212
Washington Inventory Services, Inc.                 1,424,839                                                         --------------
                                               --------------          LEISURE, AMUSEMENT,
                                                   17,271,651           ENTERTAINMENT - 1.68%
                                               --------------          Bally Total Fitness Holding Corp                      114,075
ELECTRONICS - 2.95%                                                    Keepsake Quilting, Inc.                             1,542,247
A E S Corporation                                     220,000          M G M Mirage, Inc.                                    369,844
Calpine Corporation                                   377,500          Majestic Star Casino LLC                              523,125
Directed Electronics, Inc.                          2,143,425          O E D Corp/Diamond Jo Company Guarantee               942,500
Flextronics International Ltd.                        397,000          Warner Music Group                                    283,250
N R G Energy, Inc.                                    579,510                                                         --------------
Precision Dynamics, Inc.                            1,605,777                                                              3,775,041
Siebe PLC                                             594,750                                                         --------------
Texas Genco LLC                                       706,763
                                               --------------
                                                    6,624,725
                                               --------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT)        MASSMUTUAL CORPORATE INVESTORS

March 31, 2005
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (CONT.)                Market Value           INDUSTRY CLASSIFICATION:(CONT.)                 Market Value
                                               --------------                                                         --------------
MACHINERY - 11.63%                                                     RETAIL STORES - 5.47%
Aearo Co.                                      $      474,750          Blockbuster, Inc.                              $      460,750
C & M Conveyor, Inc.                                2,115,055          General Nutrition Center                              680,000
Integration Technology Systems, Inc.                1,592,468          IAAI Finance Corporation                              794,937
Manitowoc Company, Inc.                               206,000          Neff Corporation                                      149,600
Maxon Corporation                                   2,578,231          Olympic Sales, Inc.                                 3,701,543
N P C, Inc.                                         3,376,965          P H I Holding Company                               2,827,360
Numatics, Inc.                                        500,500          Rent-A-Center, Inc.                                   398,000
P W Eagle, Inc.                                       801,990          Rent-Way, Inc.                                      1,647,501
Safety Speed Cut Manufacturing Company, Inc.        2,792,984          Sports Club Co.                                       147,750
Stanadyne Corporation                               1,545,000          TVI, Inc.                                             414,375
Synventive Equity LLC                               3,521,802          United Rentals, Inc.                                1,063,750
Thermadyne Holdings Corporation                       960,000                                                         --------------
Tronair, Inc.                                       2,770,757                                                             12,285,566
Tubular Textile Machinery                           2,395,153                                                         --------------
Weasler Holdings LLC                                  500,430          TECHNOLOGY - 0.60%
                                               --------------          Cymer, Inc.                                           801,125
                                                   26,132,085          Delstar Holding Corporation                           441,596
                                               --------------          Dolby Laboratories, Inc.                                2,350
MEDICAL DEVICES/BIOTECH - 2.44%                                        Magnachip Semiconductor                               102,250
Bausch & Lomb, Inc.                                                                                                   --------------
Beacon Medical Products, Inc.                       2,063,691                                                              1,347,321
Coeur, Inc.                                         1,179,649                                                         --------------
E X C Acquisition Corporation                       2,243,549          TELECOMMUNICATIONS - 2.31%
                                               --------------          Alamosa Delaware, Inc.                                784,188
                                                    5,486,889          Cincinnati Bell, Inc.                               1,083,500
                                               --------------          Intelsat Bermuda, Ltd.                                961,750
MINING, STEEL, IRON                                                    Jordan Telecom Products                                  --
& NON PRECIOUS METALS - 0.05%                                          MCI, Inc.                                             550,000
Better Minerals & Aggregates                          108,991          Rogers Wireless, Inc.                                 461,738
                                               --------------          Telex Communications, Inc.                            848,845
OIL AND GAS - 3.08%                                                    Triton P C S, Inc.                                    506,000
Chesapeake Energy Corporation                         334,750                                                         --------------
Dynegy Holdings, Inc.                                 443,750                                                              5,196,021
GulfMark Offshore, Inc.                               581,950                                                         --------------
Mustang Ventures Company                              853,474          UTILITIES - 1.13%
North American Energy Partners                        360,000          Bill Barrett Corporation
Offshore Logistics, Inc.                              427,500          El Paso Corporation                                   298,500
Pacific Energy Partners                               517,500          Markwest Energy                                       475,000
Supreme Industries, Inc.                              725,580          Moog, Inc.                                            117,600
Transmontaigne, Inc.                                2,666,608          Nalco Co.                                             520,000
                                               --------------          Utilicorp United, Inc.                              1,120,000
                                                    6,911,112                                                         --------------
                                               --------------                                                              2,531,100
PHARMACEUTICALS - 0.43%                                                                                               --------------
Enzymatic Therapy, Inc.                               961,568          WASTE MANAGEMENT/
                                               --------------          POLLUTION - 0.92%
PUBLISHING/PRINTING - 2.90%                                            Terra Renewal Services, Inc.                        2,063,598
American Media Operation, Inc.                        927,000                                                         --------------
Cadmus Communications Corporation                     783,750          TOTAL CORPORATE RESTRICTED
Houghton Mifflin Co.                                1,030,000          AND PUBLIC SECURITIES - 105.89%                $  237,914,879
Jostens I H Corporation                               742,500                                                         ==============
Merrill Corporation                                 1,593,750
Primedia, Inc.                                      1,020,000
Sheridan Acquisition Corporation                      398,438
                                               --------------
                                                    6,495,438
                                               --------------

INCOME TAX INFORMATION:

The aggregate cost of investments was substantially the same for financial reporting and federal income tax purposes as of March 31, 2005. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 2005 is $2,323,619 and consists of $24,785,992 appreciation and $22,462,373 depreciation.

--------------------------------------------------------------------------------
28

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the registrant evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on this evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Corporate Investors
             ------------------------------


By (Signature and Title)* /s/ Roger W. Crandall
                          ---------------------------------------------
                          Roger W. Crandall, President


Date     May 25, 2005
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Roger W. Crandall
                          ---------------------------------------------
                          Roger W. Crandall, President


Date     May 25, 2005
     ------------------------------------------------------------------



By (Signature and Title)* /s/ Charles C. McCobb, Jr.
                          ---------------------------------------------
                          Charles C. McCobb, Jr., Vice President and
                          Chief Financial Officer


Date     May 25, 2005
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.